Trade payables	12 Months Ended
Mar. 31, 2025
Trade payables.
Trade payables

9.           Trade payables

	At March 31,
	2025	2024	2023
	€M	€M	€M
Trade payables - Current	702.0	792.2	1,065.5
	702.0	792.2	1,065.5

Trade payables primarily relates to amounts that are payable at various dates in the three months after the end of the financial year in accordance with the creditors’ usual and customary credit terms.